CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			4 Months Ended	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 339,968			$ 252,254	$ 905,288
Loss from operations	(339,968)			(252,254)	(905,288)
Other income:
Interest earned on investments held in Trust Account	830,040				1,091,041
Other income	830,040				1,091,041
Income before provision for income taxes	490,072				185,753
Provision for income taxes	(163,808)				(187,223)
Net income (loss)	$ 326,264	$ (101,620)	$ (226,114)	$ (235,380)	$ (1,470)
Basic, weighted average shares outstanding	26,851,000			9,182,858	26,851,000
Diluted weighted average shares outstanding	26,851,000			9,182,858	26,851,000
Basic net income (loss) per common stock	$ 0.01			$ (0.03)	$ 0.00
Diluted net income (loss) per common stock	$ 0.01			$ (0.03)	$ 0.00